Risks and Financial Instruments - Positions of derivative financial instruments to hedge commodity price risk (Detail) - Commodity price risk [member] R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statement [Line Items]
Fair value	R$ (563)	R$ (1,271)
Term [member] | Heating Oil [member]
Statement [Line Items]
Notional amount (m3)	108,429	76,950
Notional amount | $			$ 42,399	$ 40,529
Fair value	R$ (563)	R$ (2,378)
Term [member] | RBOB [member]
Statement [Line Items]
Notional amount (m3)		64,867
Notional amount | $				$ 29,243
Fair value		R$ 1,107